Revenue Recognition (Narrative) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Deferred Revenue Arrangement [Line Items]
Revenue recognized	$ 44,200
Deferred revenue noncurrent portion	16,009	$ 15,200
Increase in retained earnings effect on other non-current assets for the cumulative-effect adjustments	1,400
Deferred sales commissions	2,500
Next 12 Months [Member]
Deferred Revenue Arrangement [Line Items]
Revenue recognized	53,100
Second Year [Member]
Deferred Revenue Arrangement [Line Items]
Revenue recognized	10,300
There after [Member]
Deferred Revenue Arrangement [Line Items]
Revenue recognized	$ 5,700